UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Dryden Government Income Fund, Inc.

Exact name of registrant as specified in charter:

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2010

Date of reporting period:	8/31/2009

Item 1 – Reports to Stockholders

AUGUST 31, 2009	SEMIANNUAL REPORT

Dryden Government Income Fund, Inc.

FUND TYPE

Government bond

OBJECTIVE

High current return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2009, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

October 15, 2009

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. Semiannual reports are interim statements furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Government Income Fund, Inc.

Dryden Government Income Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Government Income Fund, Inc. is high current return. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 4.50% (Class A shares). Gross operating expenses: Class A, 0.98%; Class B, 1.68%; Class C, 1.68%; Class R, 1.43%; Class Z, 0.68%. Net operating expenses apply to: Class A, 0.93%; Class B, 1.68%; Class C, 1.43%; Class R, 1.18%; Class Z, 0.68%, after contractual reduction through 6/30/2010.

Cumulative Total Returns as of 8/31/09
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	5.94%	8.27%	22.36%	69.77%	—
Class B	5.54	7.34	17.72	58.70	—
Class C	5.67	7.72	19.31	61.83	—
Class R	5.81	7.88	20.90	N/A	24.53% (5/17/04)
Class Z	6.08	8.43	23.77	73.86	—
Barclays Capital Government Bond Index[2]	0.83	6.43	28.08	82.73	**
Barclays Capital U.S. Aggregate ex-Credit Index[3]	3.49	7.46	28.32	N/A	***
Lipper General U.S. Government Funds Avg.[4]	3.05	6.76	21.53	67.24	****

Average Annual Total Returns[5] as of 9/30/09
		One Year	Five Years	Ten Years	Since Inception[1]
Class A		4.72%	3.37%	4.96%	—
Class B		3.95	3.40	4.74	—
Class C		8.10	3.83	4.93	—
Class R		9.50	4.10	N/A	4.40% (5/17/04)
Class Z		10.07	4.61	5.71	—
Barclays Capital Government Bond Index[2]		6.74	5.19	6.21	**
Barclays Capital U.S. Aggregate ex-Credit Index[3]		8.07	5.25	N/A	***
Lipper General U.S. Government Funds Avg[4]		8.03	4.14	5.25	****

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Distributions and Yields as of 8/31/09
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.14	2.83%
Class B	0.10	2.22
Class C	0.12	2.46
Class R	0.13	2.72
Class Z	0.15	3.22

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception returns are provided for any share class with less than 10 calendar years of returns.

2The Barclays Capital Government Bond Index is an unmanaged index of securities issued or backed by the U.S. government, its agencies, and instrumentalities with between one and 30 years remaining to maturity. It gives a broad look at how U.S. government bonds have performed.

3The Barclays Capital U.S. Aggregate ex-Credit Index represents securities that are SEC registered, taxable, and dollar denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indexes that are calculated and reported on a regular basis.

4The Lipper General U.S. Government Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper General U.S. Government Funds category for the periods noted. Funds in the Lipper Average invest primarily in U.S. government and agency issues.

5The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**Barclays Capital Government Bond Index Closest Month-End to Inception cumulative total return as of 8/31/09 is 32.32% for Class R. Barclays Capital Government Bond Index Closest Month-End to Inception average annual total return as of 9/30/09 is 5.54% for Class R.

***Barclays Capital U.S. Aggregate ex-Credit Index Closest Month-End to Inception cumulative total return as of 8/31/09 is 32.59% for Class R. Barclays Capital U.S. Aggregate ex-Credit Index Closest Month-End to Inception average annual total return as of 9/30/09 is 5.60% for Class R.

****Lipper Average Closest Month-End to Inception cumulative total return as of 8/31/09 is 25.75% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 9/30/09 is 4.57% for Class R.

Dryden Government Income Fund, Inc.	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index. The returns for the Barclays Capital Government Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Issues expressed as a percentage of net assets as of 8/31/09
Federal National Mortgage Association, 6.00%, TBA 30 YR	4.1%
Federal Home Loan Mortgage Corp., 5.00%, 5/1/34	2.4
Federal National Mortgage Association, 4.50%, TBA 30 YR	2.3
Federal Home Loan Mortgage Corp., 5.00%, TBA 30 YR	2.1
United States Treasury Notes, 1.75%, 8/15/12	1.8

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on March 1, 2009, at the beginning of the period, and held through the six-month period ended August 31, 2009. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Dryden Government Income Fund, Inc.	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Government Income Fund, Inc.		Beginning Account Value March 1, 2009	Ending Account Value August 31, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,059.40	0.93%	$4.83
	Hypothetical	$1,000.00	$1,020.52	0.93%	$4.74

Class B	Actual	$1,000.00	$1,055.40	1.68%	$8.70
	Hypothetical	$1,000.00	$1,016.74	1.68%	$8.54

Class C	Actual	$1,000.00	$1,056.70	1.43%	$7.41
	Hypothetical	$1,000.00	$1,018.00	1.43%	$7.27

Class R	Actual	$1,000.00	$1,058.10	1.18%	$6.12
	Hypothetical	$1,000.00	$1,019.26	1.18%	$6.01

Class Z	Actual	$1,000.00	$1,060.80	0.68%	$3.53
	Hypothetical	$1,000.00	$1,021.78	0.68%	$3.47

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2009, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of August 31, 2009 (Unaudited)

Principal Amount (000)#	Description	Value (Note 1)

LONG-TERM INVESTMENTS 84.3%

Asset Backed Security 0.6%
$3,500	Citibank Credit Card Issuance Trust, Ser. 2007-A8, Class A8, 5.650%, 9/20/19	$3,823,505

Collateralized Mortgage Obligations 5.9%
9,000	Federal Home Loan Mortgage Corp., Ser. 2496, Class PM, 5.500%, 9/15/17	9,544,868
4,137	Ser. 2501, Class MC, 5.500%, 9/15/17	4,410,065
6,650	Ser. 2513, Class HC, 5.000%, 10/15/17	7,018,748
5,500	Ser. 2518, Class PV, 5.500%, 6/15/19	5,804,931
8,905	Federal National Mortgage Association, Ser. 2002-18, Class PC, 5.500%, 4/25/17	9,412,125
3,744	Ser. 2002-57, Class ND, 5.500%, 9/25/17	3,986,755
343	MLCC Mortgage Investors, Inc., Ser. 2003-E, Class A1, 0.576%, 10/25/28 FRN	298,996
1,158	Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3, 3.778%, 2/25/34 FRN	952,760

	Total collateralized mortgage obligations	41,429,248

Commercial Mortgage Backed Securities 8.3%
10,800	Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2004-T16, Class A5, 4.600%, 2/13/46	9,953,283
2,000	Ser. 2006-PW11, Class A4, 5.623%, 3/11/39 FRN	1,878,010
6,000	Ser. 2006-T22, Class A4, 5.629%, 4/12/38 FRN	5,690,898
3,000	Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A2, 6.220%, 12/10/49 FRN	3,001,504

See Notes to Financial Statements.

Dryden Government Income Fund, Inc.	7

Portfolio of Investments

as of August 31, 2009 (Unaudited) continued

Principal Amount (000)#		Description	Value (Note 1)

Commercial Mortgage Backed Securities (cont’d.)
$3,100		CWCapital Cobalt, Ser. 2007-C3, Class A3, 6.015%, 5/15/46 FRN	$2,829,434
4,000		Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2, 5.381%, 3/10/39	3,957,741
5,000		Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class ASB, 5.839%, 5/12/39 FRN	4,905,744
5,000		Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-9, Class A2, 5.590%, 9/12/49	4,913,076
3,625		Morgan Stanley Capital I, Ser. 2005-T19, Class AAB, 4.852%, 6/12/47	3,658,437
7,200		Ser. 2006-IQ11, Class A4, 5.942%, 10/15/42 FRN	6,154,498
4,000		Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4, 5.926%, 5/15/43 FRN	3,718,611
5,000		Ser. 2006-C27, Class A2, 5.624%, 7/15/45	4,998,307
2,500		Ser. 2007-C33, Class A3, 6.100%, 2/15/51 FRN	2,333,947

		Total commercial mortgage backed securities	57,993,490

Corporate Bond 0.3%
2,960		Depfa ACS Bank, 144A, 5.125%, 3/16/37	1,968,054

Mortgage Backed Securities 47.5%
2,901		Federal Home Loan Mortgage Corp., 2.762%, 5/1/34 FRN	2,911,509
27,097		5.000%, 6/1/33 - 5/1/34	27,957,501
14,000	(f)	5.000%, TBA 30 YR	14,371,868
6,986		5.500%, 5/1/37 - 1/1/38	7,292,440
11,000	(f)	5.500%, TBA 30 YR	11,460,625
1,895		6.000%, 8/1/32 - 9/1/34	2,010,629
5,000	(f)	6.000%, TBA 30 YR	5,265,625
1,176		6.500%, 8/1/10 - 9/1/32	1,258,313
261		7.000%, 8/1/11 - 9/1/32	285,960

See Notes to Financial Statements.

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Principal Amount (000)#		Description	Value (Note 1)

Mortgage Backed Securities (cont’d.)
$41	(a)	7.500%, 6/1/24	$45
214		8.000%, 3/1/22 - 8/1/22	241,192
128		8.500%, 1/1/17 - 9/1/19	138,615
100		9.000%, 1/1/20	107,853
83		11.500%, 10/1/19	93,296
8,150		Federal National Mortgage Association, 2.599%, 7/1/33 FRN	8,153,217
2,514		2.764%, 6/1/34 FRN	2,540,889
1,055		3.683%, 4/1/34 FRN	1,089,386
988		4.500%, 1/1/20	1,034,045
3,500	(f)	4.500%, TBA 15 YR	3,598,438
16,000		4.500%, TBA 30 YR	16,084,992
2,332		4.494%, 4/1/34, FRN	2,396,313
18,738		5.000%, 7/1/18 - 5/1/36	19,600,641
75,951		5.500%, 8/1/15 - 5/1/37	79,472,112
10,000	(f)	5.500%, TBA 15 YR	10,521,880
25,327		6.000%, 11/1/14 - 5/1/36	26,786,571
27,500	(f)	6.000%, TBA 30 YR	28,935,170
4,022		6.260%, 3/1/11	4,221,042
16,157		6.500%, 8/1/10 - 10/1/37	17,381,016
6,749		7.000%, 4/1/11 - 2/1/36	7,313,172
204		7.500%, 9/1/09 - 10/1/26	211,742
11		8.500%, 6/1/17 - 3/1/25	12,633
141		9.000%, 4/1/25	160,564
28		9.500%, 1/1/25 - 2/1/25	32,357
500	(f)	Government National Mortgage Association, 4.000%, TBA 30 YR	487,191
9,591		5.000%, 7/15/33 - 4/15/34	9,947,415
5,035		5.500%, 2/15/34 - 2/15/36	5,285,575
4,000	(f)	6.000%, TBA 30 YR	4,216,248
6,064		7.000%, 3/15/22 - 2/15/29	6,669,037
736		7.500%, 10/15/09 - 7/15/24	821,955
638		8.500%, 4/15/25	743,953
397		9.500%, 10/15/09 - 8/20/21	441,896

		Total mortgage backed securities	331,554,921

Municipal Bond 0.6%
3,850		Connecticut St. Hlth. & Ed. Facs. Auth. Rev., Yale Univ 5.050%, 7/1/42	3,996,993

See Notes to Financial Statements.

Dryden Government Income Fund, Inc.	9

Portfolio of Investments

as of August 31, 2009 (Unaudited) continued

Principal Amount (000)#		Description	Value (Note 1)

Small Business Administration Agency 2.1%
$941		Small Business Administration Participation Certificates, Ser. 1995-20B-1, 8.150%, 2/1/15	$988,932
3,009		Ser. 1995-20L-1, 6.450%, 12/1/15	3,243,630
3,506		Ser. 1996-20H-1, 7.250%, 8/1/16	3,836,450
2,345		Ser. 1996-20K-1, 6.950%, 11/1/16	2,500,926
816		Ser. 1997-20A-1, 7.150%, 1/1/17	892,238
2,975		Ser. 1998-20I-1, 6.000%, 9/1/18	3,177,112

		Total small business administration agency	14,639,288

U.S. Government Agency Securities 6.1%
1,870	(b)	Federal Farm Credit Bank, 4.875%, 1/17/17	2,007,497
1,320		Federal Home Loan Bank, 5.000%, 11/17/17	1,428,212
3,215		5.625%, 6/11/21	3,513,182
3,820	(b)	Federal Home Loan Mortgage Corp., 3.750%, 3/27/19	3,796,564
8,625		Federal National Mortgage Association, 5.000%, 5/11/17	9,447,437
2,535		6.625%, 11/15/30	3,184,533
10,000	(g)	Financing Corp. Principal FICO STRIPS, 4.430%, 5/11/18	6,860,260
5,820	(g)	5.110%, 11/30/17	4,076,671
7,200	(g)	5.110%, 11/30/17	5,043,305
1,080		Tennessee Valley Authority, 5.500%, 6/15/38	1,130,816
1,895		Tennessee Valley Authority, Ser. B, 4.500%, 4/1/18	1,938,142

		Total U.S. Government agency securities	42,426,619

U.S. Government Treasury Obligations 12.9%
6,115		United States Treasury Bonds, 3.500%, 2/15/39	5,402,223
11,865	(b)	4.250%, 5/15/39	11,996,629
9,785		6.250%, 8/15/23	12,108,937

See Notes to Financial Statements.

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Principal Amount (000)#		Description	Value (Note 1)

U.S. Government Treasury Obligations (cont’d.)
$1,385		7.875%, 2/15/21	$1,903,509
4,210		8.750%, 5/15/20	6,082,137
1,525		United States Treasury Inflation Indexed Notes, 1.875%, 7/15/19	1,539,261
12,680	(b)	United States Treasury Notes, 1.750%, 8/15/12	12,780,057
2,300		3.000%, 8/31/16	2,288,500
980		3.625%, 8/15/19	998,375
3,745		4.000%, 8/15/18	3,921,719
15,000	(b)(g)	United States Treasury STRIPS, I/O 4.304%, 8/15/21	9,062,025
6,590	(g)	United States Treasury STRIPS, P/O 4.050%, 5/15/20	4,290,551
12,610	(c)(g)	4.200%, 5/15/21	7,751,090
16,680	(g)	5.490%, 11/15/21	9,985,632

		Total U.S. Government treasury obligations	90,110,645

		Total long-term investments (cost $568,398,896)	587,942,763

SHORT-TERM INVESTMENTS 33.6%

Shares
Affiliated Mutual Funds 32.9%
12,384,620		Dryden Core Investment Fund—Short-Term Bond Series (cost $121,882,917)(e)	101,430,034
127,543,607		Dryden Core Investment Fund—Taxable Money Market Series (cost $127,543,607; includes $29,964,230 of cash collateral received for securities on loan)(d)(e)	127,543,607

		Total affiliated mutual funds (cost $249,426,524)(Note 3)	228,973,641

See Notes to Financial Statements.

Dryden Government Income Fund, Inc.	11

Portfolio of Investments

as of August 31, 2009 (Unaudited) continued

Principal Amount (000)#		Description	Value (Note 1)

U.S. Government Treasury Obligation 0.7%
$5,000	(h)	United States Treasury Bill, 0.172%, 11/12/09 (cost $4,998,300)	$4,998,700

		Total short-term investments (cost $254,424,824)	233,972,341

		Total Investments, Before Security Sold Short 117.9% (cost $822,823,720; Note 5)	821,915,104

SECURITY SOLD SHORT (1.5)%

Mortgage Backed Security
9,750		Federal National Mortgage Association, 5.500%, TBA 30 YR (proceeds $10,086,680)	(10,112,583)

		Total Investments, Net of Security Sold Short 116.4% (cost $812,737,040)	811,802,521
		Liabilities in excess of other assets(i) (16.4%)	(114,430,417)

		Net Assets 100.0%	$697,372,104

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FICO—Financing Corporation

FRN—Floating Rate Note

I/O—Interest Only

P/O—Principal Only

STRIPS—Separate Trading of Registered Interest and Principal of Securities

TBA—To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Represents actual principal amount (not rounded to nearest thousand).
(b)	All or portion of securities on loan with an aggregate market value of $29,549,347; cash collateral of $29,964,230 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	All or partial principal amount pledged as collateral for futures contracts.
(d)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series and Short-Term Bond Series.
(f)	All or partial principal amount of $71,500,000 represents to-be-announced (“TBA”) securities acquired under mortgage dollar roll agreement.
(g)	The rate shown is the effective yield at reporting date.
(h)	Rate quoted represents yield-to-maturity as of purchase date.

See Notes to Financial Statements.

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(i)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts and interest rate swap agreements as follows:

Open futures contracts outstanding at August 31, 2009:

Number of Contracts	Type	Expiration Date	Value at August 31, 2009	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
41	U.S. 2 Yr. Treasury Notes	Dec. 2009	$8,870,094	$8,851,939	$18,155
51	U.S. 3 Yr. Treasury Notes	Sep. 2009	11,479,781	11,437,643	42,138
436	U.S. 5 Yr. Treasury Notes	Sep. 2009	50,800,813	49,927,165	873,648
34	U.S. 10 Yr. Treasury Notes	Sep. 2009	4,030,594	4,015,263	15,331
	Short Positions:
175	U.S. 10 Yr. Treasury Notes	Dec. 2009	20,513,281	20,338,949	(174,332)
155	U.S. Long Bonds	Dec. 2009	18,561,250	18,441,560	(119,690)

					$655,250

Interest rate swap agreement outstanding at August 31, 2009:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Deutsche Bank AG(a)	8/15/21	$8,050	4.828%	3 month LIBOR	$(1,338,197)	$(271,308)	$(1,066,889)

LIBOR—London Interbank Offered Rate

(a)	The Fund pays the fixed rate and receives the floating rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

Dryden Government Income Fund, Inc.	13

Portfolio of Investments

as of August 31, 2009 (Unaudited) continued

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset Backed Security	$—	$3,823,505	$—
Collateralized Mortgage Obligations	—	41,429,248	—
Commercial Mortgage Backed Securities	—	57,993,490	—
Corporate Bond	—	1,968,054	—
Mortgage Backed Securities	—	331,554,921	—
Municipal Bond	—	3,996,993	—
Security Sold Short	—	(10,112,583)	—
Small Business Administration Agency	—	14,639,288	—
U.S. Government Agency Securities	—	42,426,619	—
U.S. Government Treasury Obligations	—	95,109,345	—
Affiliated Mutual Funds	228,973,641	—	—

	228,973,641	582,828,880	—
Other Financial Instruments*	655,250	(1,066,889)	—

Total	$229,628,891	$581,761,991	$—

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial Instruments*
Balance as of 2/28/09	$(1,602,419)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	1,602,419

Balance as of 8/31/09	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2009 were as follows:

Mortgage Backed Securities	47.5%
Affiliated Mutual Funds (including 4.3% of collateral received for securities on loan)	32.9
U.S. Government Treasury Obligations	13.6
Commercial Mortgage Backed Securities	8.3
U.S. Government Agency Securities	6.1
Collateralized Mortgage Obligations	5.9
Small Business Administration Agency	2.1
Municipal Bond	0.6
Asset Backed Security	0.6
Corporate Bond	0.3

117.9
Security Sold Short	(1.5)
Liabilities in excess of other assets	(16.4)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2009 as presented in the Statement of Assets and Liabilities: (Unaudited)

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due to broker— variation margin	$949,272	*	Due to broker—variation margin	$294,022	*
Interest rate contracts	—	—		Premium received for swap agreements	271,308
Interest rate contracts	—	—		Unrealized depreciation on swaps	1,066,889

Total		$949,272			$1,632,219

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

Dryden Government Income Fund, Inc.	15

August 31, 2009 (Unaudited) continued

The effects of derivative instruments on the Statement of Operations for the six months ended August 31, 2009 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Forward Contracts	Swaps	Purchased Options	Written Options	Total
Foreign exchange contracts	$—	$(199,051)	$—	$(119,158)	$—	$(318,209)
Interest rate contracts	2,945,634	—	1,081,970	(84,431)	(8,765)	3,934,408

Total	$2,945,634	$(199,051)	$1,081,970	$(203,589)	$(8,765)	$3,616,199

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures	Forward Contracts	Swaps	Purchased Options	Written Options	Total
Foreign exchange contracts	$—	$199,051	$—	$119,147	$—	$318,198
Interest rate contracts	(724,893)	—	259,844	37,422	(4,207)	(431,834)

Total	$(724,893)	$199,051	$259,844	$156,569	$(4,207)	$(113,636)

See Notes to Financial Statements.

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Financial Statements

AUGUST 31, 2009	SEMIANNUAL REPORT

Dryden Government Income Fund, Inc.

Statement of Assets and Liabilities

as of August 31, 2009 (Unaudited)

Assets
Investments at value, including securities on loan of $29,549,347:
Affiliated investments (cost $249,426,524)	$228,973,641
Unaffiliated investments (cost $573,397,196)	592,941,463
Cash	855
Receivable for investments sold	70,282,958
Dividends and interest receivable	2,808,645
Receivable for Fund shares sold	687,779
Receivable for securities lending, net	3,803

Total assets	895,699,144

Liabilities
Payable for investments purchased	154,510,844
Payable to broker for collateral for securities on loan	29,964,230
Security sold short, at value (proceeds $10,086,680)	10,112,583
Unrealized depreciation on swaps	1,066,889
Payable for Fund shares reacquired	1,031,858
Accrued expenses	404,751
Dividends payable	312,693
Management fee payable	294,656
Premium received for swap agreements	271,308
Distribution fee payable	156,103
Affiliated transfer agent fee payable	105,606
Deferred directors’ fees	49,772
Due to broker—variation margin	45,747

Total liabilities	198,327,040

Net Assets	$697,372,104

Net assets were comprised of:
Common stock, at par	$761,431
Paid-in-capital in excess of par	729,392,381

730,153,812
Distributions in excess of net investment income	(466,545)
Accumulated net realized loss on investment and foreign currency transactions	(30,966,967)
Net unrealized depreciation on investments and foreign currencies	(1,348,196)

Net assets, August 31, 2009	$697,372,104

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($559,652,797 ÷ 61,098,286 shares of common stock issued and outstanding)	$9.16
Maximum sales charge (4.50% of offering price)	.43

Maximum offering price to public	$9.59

Class B
Net asset value, offering price and redemption price per share ($30,694,511 ÷ 3,345,902 shares of common stock issued and outstanding)	$9.17

Class C
Net asset value, offering price and redemption price per share ($16,802,412 ÷ 1,830,556 shares of common stock issued and outstanding)	$9.18

Class R
Net asset value, offering price and redemption price per share ($2,855,720 ÷ 311,338 shares of common stock issued and outstanding)	$9.17

Class Z
Net asset value, offering price and redemption price per share ($87,366,664 ÷ 9,557,041 shares of common stock issued and outstanding)	$9.14

See Notes to Financial Statements.

Dryden Government Income Fund, Inc.	19

Statement of Operations

Six Months Ended August 31, 2009 (Unaudited)

Net Investment Income
Income
Unaffiliated interest income	$13,619,937
Affiliated dividend income	1,059,958
Affiliated income from securities loaned, net	122,191

Total income	14,802,086

Expenses
Management fee	1,810,098
Distribution fee—Class A	707,723
Distribution fee—Class B	168,509
Distribution fee—Class C	65,548
Distribution fee—Class R	6,097
Transfer agent’s fees and expenses (including affiliated expense of $270,300) (Note 3)	406,000
Custodian’s fees and expenses	139,000
Registration fees	21,000
Reports to shareholders	20,000
Directors’ fees	19,000
Audit fee	15,000
Insurance	11,000
Legal fees and expenses	11,000
Miscellaneous	6,490

Total expenses	3,406,465

Net investment income	11,395,621

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated: $(53,702))	(949,361)
Foreign currency transactions	(199,051)
Financial futures transactions	2,945,634
Written option transactions	(8,765)
Short sales	(190,986)
Swaps	1,081,970

2,679,441

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $9,589,844)	27,585,996
Foreign currencies	199,051
Financial futures contracts	(724,893)
Written options	(4,207)
Short sales	(25,903)
Swaps	259,844

27,289,888

Net gain on investments and foreign currency transactions	29,969,329

Net Increase In Net Assets Resulting From Operations	$41,364,950

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended August 31, 2009	Year Ended February 28, 2009
Increase (Decrease) In Net Assets
Operations
Net investment income	$11,395,621	$26,786,805
Net realized gain on investments and foreign currency transactions	2,679,441	17,316,667
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	27,289,888	(32,052,071)

Net increase in net assets resulting from operations	41,364,950	12,051,401

Dividends from net investment income (Note 1)
Class A	(8,728,552)	(21,538,863)
Class B	(393,337)	(1,249,775)
Class C	(225,855)	(384,773)
Class R	(34,528)	(43,646)
Class Z	(1,736,987)	(4,053,266)

	(11,119,259)	(27,270,323)

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	54,290,658	146,279,618
Net asset value of shares issued in reinvestment of dividends	8,840,891	22,225,220
Cost of shares reacquired	(119,184,652)	(250,209,255)

Net decrease in net assets from Fund share transactions	(56,053,103)	(81,704,417)

Total decrease	(25,807,412)	(96,923,339)

Net Assets
Beginning of period	723,179,516	820,102,855

End of period	$697,372,104	$723,179,516

See Notes to Financial Statements.

Dryden Government Income Fund, Inc.	21

Notes to Financial Statements

(Unaudited)

Dryden Government Income Fund, Inc., (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Investment operations commenced on April 22, 1985. The Fund’s investment objective is to seek high current return. The Fund will seek to achieve this objective by investing primarily in U.S. Government Securities, including U.S. Treasury bills, notes, bonds, strips and other debt securities issued by the U.S. Treasury, and obligations, including mortgage-related securities, issued or guaranteed by U.S. Government agencies or instrumentalities.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by the Board of Directors. Prices may be obtained from independent pricing services which use information

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provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an investment adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

Dryden Government Income Fund, Inc.	23

Notes to Financial Statements

(Unaudited) continued

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and regulation of foreign securities markets.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying

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security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currencies. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options and guarantees the futures and options contracts against default.

Dryden Government Income Fund, Inc.	25

Notes to Financial Statements

(Unaudited) continued

Foreign Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in the Statement of Assets and Liabilities as unrealized appreciation or depreciation on forward foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Short Sales: The Fund may make short sales of securities as a method of hedging potential price declines in similar securities owned. The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular securities and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price is less or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange

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the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at reporting date, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers or to take an active long or short position with respect to the likelihood of a particular issuer’s default. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. This risk may be mitigated by having a master netting arrangement between the Fund and the

Dryden Government Income Fund, Inc.	27

Notes to Financial Statements

(Unaudited) continued

counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively increase investment risk to its portfolio because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying /selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of current status of the payment and or performance risk. Wider credits spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swap: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a

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specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Fund is subject to equity risk exposure in the normal course of pursuing its investment objectives. The Fund may enter into total return swaps to manage their exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the fund, from the point of entering into the contract. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market risk and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of August 31, 2009, the Fund has not met conditions under such agreements that give the counterparty the right to call for an early termination.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any

Dryden Government Income Fund, Inc.	29

Notes to Financial Statements

(Unaudited) continued

unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Dollar Rolls: The Fund enters into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of portfolio securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes original issue discount on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares daily dividends from net investment income. Payment of dividends is made monthly. Distributions of net capital gains, if any, are made annually. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles, and are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst distributions in excess of net income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Federal Income Taxes: For federal income tax purposes it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

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Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .50 of 1% of the Fund’s average daily net assets up to and including $1 billion, .45 of 1% of the Fund’s average daily net assets of the next $1 billion, .35 of 1% of the Fund’s average daily net assets of the next $1 billion, and .30 of 1% of the average daily net assets of the Fund in excess of $3 billion. The effective management fee rate was .50 of 1% for the six months ended August 31, 2009.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1% and .75 of 1% of the average daily net assets of the Class A, B, C and R shares, respectively. For the six months ended August 31, 2009, PIMS contractually agreed to limit such fees to .25 of 1%, .75 of 1% and .50 of 1% of the average daily net assets of the Class A, Class C and Class R shares, respectively.

PIMS has advised the Fund that it has received approximately $87,800 in front-end sales charges resulting from sales of Class A shares, during the six months ended

Dryden Government Income Fund, Inc.	31

Notes to Financial Statements

(Unaudited) continued

August 31, 2009. From these fees, PIMS paid a substantial portion of such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2009, it received approximately $25,600 and $4,500 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees related to the services of Wells Fargo Advisors, LLC (“Wells Fargo”) and First Clearing, LLC (“First Clearing”) affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national mutual fund clearing system. For the six months ended August 31, 2009, the Fund incurred approximately $82,700 in total networking fees, of which approximately $37,800 was paid to First Clearing and $400 was paid to Wells Fargo. These amounts are included in transfer agent fees and expenses in the Statement of Operations.

PIM is the Fund’s security lending agent. For the six months ended August 31, 2009, PIM has been compensated approximately $51,500 for these services.

The Fund invests in the Short-Term Bond Series, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Taxable Money Market Series (“Portfolios”), of the Dryden Core Investment Fund. The Portfolios are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

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Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2009, aggregated $3,128,969,547 and $3,230,467,139, respectively.

Transactions in options written during the six months ended August 31, 2009, were as follows:

	Contracts/ Notional Amount	Premiums Received
Options outstanding at February 28, 2009	46	$10,676
Options written	32,600,065	1,403,850
Options terminated in closing purchase transactions	(32,600,111)	(1,414,526)
Options expired	—	—

Options outstanding at August 31, 2009	—	$—

The average balance of dollar rolls outstanding during the six months ended August 31, 2009 was approximately $86,410,000. The amount of dollar rolls outstanding at August 31, 2009 was $74,648,293 (Principal $71,500,000), which was 10.7% of net assets.

Note 5. Distributions and Tax Information

As of February 28, 2009, the Fund had a capital loss carryforward for tax purposes of approximately $31,335,000 of which $14,960,000 expires in 2013, $1,845,000 expires in 2014 and $14,530,000 expires in 2015. The Fund utilized approximately $16,007,000 of its capital loss carryforward to offset net taxable gains realized in the year ended February 28, 2009. Approximately $5,634,000 of the Fund’s capital loss carryforward expired unused in the year ended February 28, 2009. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration dates. The Fund elected to treat post-October currency losses of approximately $472,000 as having been incurred in the following fiscal year.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2009 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$824,643,999	$22,311,990	$(25,040,885)	$(2,728,895)

Dryden Government Income Fund, Inc.	33

Notes to Financial Statements

(Unaudited) continued

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and difference in the treatment of accreting market discount and premium amortization for book and tax purposes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50% and all investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares purchased are subject to a CDSC of 1% for 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

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There are 2.5 billion shares of common stock, $.01 par value per share, divided into five classes, designated Class A, Class B, Class C, Class R and Class Z common stock, each of which consists of 500,000,000 authorized shares.

Class A	Shares	Amount
Six months ended August 31, 2009:
Shares sold	2,542,274	$22,688,130
Shares issued in reinvestment of dividends	744,097	6,672,673
Shares reacquired	(7,062,308)	(63,111,367)

Net increase (decrease) in shares outstanding before conversion	(3,775,937)	(33,750,564)
Shares issued upon conversion from Class B	765,188	6,749,201

Net increase (decrease) in shares outstanding	(3,010,749)	$(27,001,363)

Year ended February 28, 2009:
Shares sold	9,142,176	$79,938,040
Shares issued in reinvestment of dividends	1,926,901	16,866,936
Shares reacquired	(20,500,679)	(179,188,043)

Net increase (decrease) in shares outstanding before conversion	(9,431,602)	(82,383,067)
Shares issued upon conversion from Class B	1,387,753	12,183,283

Net increase (decrease) in shares outstanding	(8,043,849)	$(70,199,784)

Class B
Six months ended August 31, 2009:
Shares sold	275,602	$2,463,505
Shares issued in reinvestment of dividends	32,215	289,212
Shares reacquired	(534,509)	(4,780,263)

Net increase (decrease) in shares outstanding before conversion	(226,692)	(2,027,546)
Shares reacquired upon conversion into Class A	(763,775)	(6,749,201)

Net increase (decrease) in shares outstanding	(990,467)	$(8,776,747)

Year ended February 28, 2009:
Shares sold	1,153,288	$10,111,327
Shares issued in reinvestment of dividends	114,898	1,007,447
Shares reacquired	(1,702,015)	(14,869,440)

Net increase (decrease) in shares outstanding before conversion	(433,829)	(3,750,666)
Shares reacquired upon conversion into Class A	(1,384,875)	(12,183,283)

Net increase (decrease) in shares outstanding	(1,818,704)	$(15,933,949)

Dryden Government Income Fund, Inc.	35

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended August 31, 2009:
Shares sold	356,380	$3,193,807
Shares issued in reinvestment of dividends	16,485	148,078
Shares reacquired	(508,184)	(4,556,516)

Net increase (decrease) in shares outstanding	(135,319)	$(1,214,631)

Year ended February 28, 2009:
Shares sold	1,417,380	$12,401,598
Shares issued in reinvestment of dividends	30,379	266,366
Shares reacquired	(659,325)	(5,775,523)

Net increase (decrease) in shares outstanding	788,434	$6,892,441

Class R
Six months ended August 31, 2009:
Shares sold	162,701	$1,460,478
Shares issued in reinvestment of dividends	3,341	30,040
Shares reacquired	(85,415)	(767,147)

Net increase (decrease) in shares outstanding	80,627	$723,371

Year ended February 28, 2009:
Shares sold	227,533	$2,001,781
Shares issued in reinvestment of dividends	4,094	35,843
Shares reacquired	(88,326)	(773,268)

Net increase (decrease) in shares outstanding	143,301	$1,264,356

Class Z
Six months ended August 31, 2009:
Shares sold	2,747,804	$24,484,738
Shares issued in reinvestment of dividends	190,095	1,700,888
Shares reacquired	(5,124,838)	(45,969,359)

Net increase (decrease) in shares outstanding	(2,186,939)	$(19,783,733)

Year ended February 28, 2009:
Shares sold	4,794,653	$41,826,872
Shares issued in reinvestment of dividends	463,413	4,048,628
Shares reacquired	(5,686,934)	(49,602,981)

Net increase (decrease) in shares outstanding	(428,868)	$(3,727,481)

Note 7. Borrowing

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA

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provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 22, 2009, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .15 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 20, 2010. For the period from October 24, 2008 through October 21, 2009, the Funds paid a commitment fee of .13 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Fund did not utilize the line of credit during the six months ended August 31, 2009.

Note 8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through October 28, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Note 9. New Accounting Pronouncement

In June 2009, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standard No. 166, Accounting for Transfers of Financial Assets (FAS 166) and Statement of Financial Accounting Standard 167, Amendments to FASB Interpretation No. 46(R) (FAS 167), which change the ways entities account for securitizations and special purpose entities. FAS 166 will require more information about transfers of financial assets, including securitization transactions, and where entities have continuing exposure to the risks related to transferred financial assets. It eliminates the concept of a “qualifying special-purpose entity,” changes the requirements for derecognizing financial assets, and requires additional disclosures. FAS 167 changes how a company determines when an entity that is insufficiently capitalized or is not controlled through voting (or similar rights) should be consolidated. The application of FAS 166 and FAS 167 is required for fiscal years beginning after November 15, 2009 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 166 and FAS 167 and their impact on the financial statements has not been determined.

Dryden Government Income Fund, Inc.	37

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended August 31, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.78

Income from investment operations:
Net investment income	.14
Net realized and unrealized gain (loss) on investment transactions	.38

Total from investment operations	.52

Less Dividends:
Dividends from net investment income	(.14)

Net asset value, end of period	$9.16

Total Return(a):	5.94%
Ratios/Supplemental Data:
Net assets, end of period (000)	$559,653
Average net assets (000)	$561,561
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(b)	.93	%(d)
Expenses, excluding distribution and service (12b-1) fees	.68	%(d)
Net investment income	3.16	%(d)
Portfolio turnover rate	482	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended February 28/29,
2009	2008	2007	2006	2005

$8.94	$8.83	$8.88	$9.04	$9.30

.30	.36	.37	.34	.34
(.15)	.12	(.02)	(.13)	(.22)

.15	.48	.35	.21	.12

(.31)	(.37)	(.40)	(.37)	(.38)

$8.78	$8.94	$8.83	$8.88	$9.04

1.73%	5.60%	4.03%	2.33%	1.29%

$562,826	$645,050	$733,190	$789,162	$830,603
$608,533	$659,266	$745,577	$811,520	$854,446

.94%	.98%	.98%	.97%	.95%
.69%	.73%	.73%	.72%	.70%
3.48%	4.15%	4.24%	3.78%	4.09%
2216%	2676%	837%	597%	611%

See Notes to Financial Statements.

Dryden Government Income Fund, Inc.	39

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended August 31, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.79

Income from investment operations:
Net investment income	.10
Net realized and unrealized gain (loss) on investment transactions	.38

Total from investment operations	.48

Less Dividends:
Dividends from net investment income	(.10)

Net asset value, end of period	$9.17

Total Return(a):	5.54%
Ratios/Supplemental Data:
Net assets, end of period (000)	$30,694
Average net assets (000)	$33,427
Ratios to average net assets(b):
Expenses, including distribution and service (12b-1) fees	1.68	%(c)
Expenses, excluding distribution and service (12b-1) fees	.68	%(c)
Net investment income	2.41	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Does not include expenses of the underlying funds in which the Fund invests.
(c)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended February 28/29,
2009	2008	2007	2006	2005

$8.95	$8.84	$8.89	$9.06	$9.31

.23	.30	.30	.27	.27
(.15)	.12	(.02)	(.14)	(.21)

.08	.42	.28	.13	.06

(.24)	(.31)	(.33)	(.30)	(.31)

$8.79	$8.95	$8.84	$8.89	$9.06

.98%	4.81%	3.25%	1.46%	.65%

$38,126	$55,104	$64,920	$89,585	$123,178
$44,738	$57,319	$73,818	$105,681	$138,570

1.69%	1.73%	1.73%	1.72%	1.70%
.69%	.73%	.73%	.72%	.70%
2.73%	3.40%	3.50%	3.02%	3.34%

See Notes to Financial Statements.

Dryden Government Income Fund, Inc.	41

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended August 31, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.80

Income from investment operations:
Net investment income	.12
Net realized and unrealized gain (loss) on investment transactions	.38

Total from investment operations	.50

Less Dividends:
Dividends from net investment income	(.12)

Net asset value, end of period	$9.18

Total Return(a):	5.67%
Ratios/Supplemental Data:
Net assets, end of period (000)	$16,802
Average net assets (000)	$17,337
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees(b)	1.43	%(d)
Expenses, excluding distribution and service (12b-1) fees	.68	%(d)
Net investment income	2.66	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of the Class C shares.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended February 28/29,
2009	2008	2007	2006	2005

$8.96	$8.85	$8.89	$9.06	$9.31

.26	.32	.32	.29	.29
(.15)	.12	(.01)	(.14)	(.21)

.11	.44	.31	.15	.08

(.27)	(.33)	(.35)	(.32)	(.33)

$8.80	$8.96	$8.85	$8.89	$9.06

1.23%	5.06%	3.62%	1.71%	.90%

$17,295	$10,548	$9,760	$11,597	$14,675
$12,733	$9,285	$10,601	$13,109	$18,930

1.44%	1.48%	1.48%	1.47%	1.45%
.69%	.73%	.73%	.72%	.70%
2.96%	3.64%	3.75%	3.27%	3.59%

See Notes to Financial Statements.

Dryden Government Income Fund, Inc.	43

Financial Highlights

(Unaudited) continued

	Class R

	Six Months Ended August 31, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.79

Income from investment operations:
Net investment income	.13
Net realized and unrealized gain (loss) on investment transactions	.38

Total from investment operations	.51

Less Dividends:
Dividends from net investment income	(.13)

Net asset value, end of period	$9.17

Total Return(b):	5.81%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,856
Average net assets (000)	$2,419
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees(c)	1.18	%(e)
Expenses, excluding distribution and service (12b-1) fees	.68	%(e)
Net investment income	2.91	%(e)

(a)	Commencement of operations.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% of the average daily net assets of the Class R shares.
(d)	Figure is actual and not rounded to the nearest thousand.
(e)	Annualized.
(f)	Does not include expenses of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

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Class R
Year Ended February 28/29,				May 17, 2004(a) Through February 28, 2005
2009	2008	2007	2006

$8.95	$8.84	$8.88	$9.05	$8.99

.28	.34	.37	.32	.25
(.15)	.12	(.04)	(.15)	.10

.13	.46	.33	.17	.35

(.29)	(.35)	(.37)	(.34)	(.29)

$8.79	$8.95	$8.84	$8.88	$9.05

1.49%	5.34%	3.78%	2.06%	3.89%

$2,028	$783	$730	$2,585 (d)	$2,535	(d)
$1,328	$505	$225	$2,562 (d)	$1,642	(d)

1.19%	1.23%	1.23%	1.22%	1.20	%(e)
.69%	.73%	.73%	.72%	.70	%(e)
3.22%	3.86%	3.96%	3.51%	4.01	%(e)

See Notes to Financial Statements.

Dryden Government Income Fund, Inc.	45

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended August 31, 2009
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.76

Income from investment operations:
Net investment income	.15
Net realized and unrealized gain (loss) on investment transactions	.38

Total from investment operations	.53

Less Dividends:
Dividends from net investment income	(.15)

Net asset value, end of period	$9.14

Total Return(a):	6.08%
Ratios/Supplemental Data:
Net assets, end of period (000)	$87,367
Average net assets (000)	$103,391
Ratios to average net assets(b):
Expenses, including distribution and service (12b-1) fees	.68	%(c)
Expenses, excluding distribution and service (12b-1) fees	.68	%(c)
Net investment income	3.41	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Does not include expenses of the underlying funds in which the Fund invests.
(c)	Annualized.

See Notes to Financial Statements.

46	Visit our website at www.jennisondryden.com

Class Z
Year Ended February 28/29,
2009	2008	2007	2006	2005

$8.92	$8.81	$8.86	$9.02	$9.28

.33	.39	.39	.36	.36
(.16)	.11	(.02)	(.13)	(.22)

.17	.50	.37	.23	.14

(.33)	(.39)	(.42)	(.39)	(.40)

$8.76	$8.92	$8.81	$8.86	$9.02

1.98%	5.87%	4.29%	2.58%	1.54%

$102,905	$108,618	$106,972	$98,073	$91,618
$106,949	$106,827	$104,606	$92,789	$85,837

.69%	.73%	.73%	.72%	.70%
.69%	.73%	.73%	.72%	.70%
3.73%	4.40%	4.50%	4.04%	4.36%

See Notes to Financial Statements.

Dryden Government Income Fund, Inc.	47

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of Dryden Government Income Fund, Inc. (the “Fund”) consists of 11 individuals, 10 of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the JennisonDryden Investment Committee. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 2-4, 2009 and approved the renewal of the agreements through July 31, 2010, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over the one-, three-, five-, and ten-year periods ending December 31, 2008, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with

Dryden Government Income Fund, Inc.

Approval of Advisory Agreements (continued)

respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 2-4, 2009.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

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The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of the Fund

The Board received and considered information about the Fund’s historical performance. The Board considered that the Fund’s gross performance in relation to its Peer Universe (the Lipper General U.S. Government Funds Performance Universe) was in the third quartile over the one-, three- and ten-year periods, and in the fourth quartile over the five-year period. The Board also noted that the Fund underperformed its benchmark index for all periods. The Board considered PI’s explanation that much of the Fund’s underperformance was attributable to its investments in the Short-Term Bond Series of the Dryden Core Investment Fund, which had since been limited on a going-forward basis. The Board also noted that the Fund outperformed both its benchmark and its Peer Universe median with first quartile performance during the first quarter of 2009. The Board noted its concern with the Fund’s long-term performance, and requested that PI and PIM report back to the Board with their views on strategic alternatives to address the Fund’s performance at the third quarter Board meeting scheduled for September 2009. The Board also instructed SIRG to provide quarterly updates on Fund performance. The Board concluded that it was reasonable to renew the agreements, subject to its continued close scrutiny of the Fund’s performance and its consideration of PI’s and PIM’s presentation on strategic alternatives to address the Fund’s performance.

Fees and Expenses

The Board considered that the Fund’s actual management fee (which reflects any subsidies, expense caps or waivers) and total expenses both ranked in the Expense Group’s second quartile.

The Board concluded that the management fees and total expenses are reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make

Dryden Government Income Fund, Inc.

Approval of Advisory Agreements (continued)

comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as net assets increase, but at the current level of net assets the Fund does not realize the effect of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s net assets grow beyond current levels. The Board took note that the Fund’s fee structure would result in benefits to Fund shareholders when (and if) net assets reach the levels at which the fee rate is reduced. These benefits will accrue whether or not PI is then realizing any economies of scale.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to the reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included its ability to use soft dollar credits, brokerage commissions received by affiliates of PIM, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interest of the Fund and its shareholders.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudential/edelivery/mutualfunds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Dryden Government Income Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Government Income Fund, Inc.
Share Class	A	B	C	R	Z
NASDAQ	PGVAX	PBGPX	PRICX	JDRVX	PGVZX
CUSIP	26243M103	26243M202	26243M301	26243M509	26243M400

MF128E2    0163413-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden Government Income Fund, Inc.

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date October 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date October 22, 2009

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date October 22, 20039

*	Print the name and title of each signing officer under his or her signature.